Fresh Start Accounting - Reorganization Adjustment to Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 05, 2021	Dec. 31, 2020
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents	$ 194,138		$ 343,332
Noble Finance Company [Member]
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents	$ 192,636	$ 111,968	$ 343,332
Noble Finance Company [Member] | Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents		(205,994)
Noble Finance Company [Member] | Proceeds from Rights Offering
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents		200,000
Noble Finance Company [Member] | Proceeds from the Revolving Credit Facility, net of issuance costs
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents		167,361
Noble Finance Company [Member] | Transfer of cash from restricted cash
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents		300
Noble Finance Company [Member] | Payment of professional service fees
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents		(23,261)
Noble Finance Company [Member] | Payment of the pre-petition revolving credit facility principal and accrued interest
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents		(550,019)
Noble Finance Company [Member] | Deconsolidation of NHUK
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents		(300)
Noble Finance Company [Member] | Payment of recurring debt fees
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents		$ (75)